Property, plant and equipment - Disclosure of Reconciliation of Changes in Property, Plant and Equipment (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	SFr 7,235
Property, plant and equipment at end of period	5,681	SFr 7,235
Lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,986
Property, plant and equipment at end of period	1,672	1,986
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	44
Property, plant and equipment at end of period	23	44
IT hardware
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	143
Property, plant and equipment at end of period	186	143
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,802
Property, plant and equipment at end of period	3,601	4,802
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	260
Property, plant and equipment at end of period	199	260
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	21,932	20,887
Additions	575	1,177
Disposals	(484)	(132)
Property, plant and equipment at end of period	22,023	21,932	SFr 20,887
Cost | Lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	9,646	8,754
Additions	397	1,019
Disposals	(303)	(127)
Property, plant and equipment at end of period	9,740	9,646	8,754
Cost | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	731	711
Additions	6	20
Disposals	(14)	0
Property, plant and equipment at end of period	723	731	711
Cost | IT hardware
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,315	1,199
Additions	163	121
Disposals	(167)	(5)
Property, plant and equipment at end of period	1,311	1,315	1,199
Cost | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	9,616	9,616
Additions	0		0
Disposals	0	0
Property, plant and equipment at end of period	9,616	9,616	9,616
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	624	607
Additions	9	17
Disposals	0	0
Property, plant and equipment at end of period	633	624	607
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(14,697)	(12,741)
Depreciation charge for the year	(2,128)	(2,088)
Disposals	484	132
Property, plant and equipment at end of period	(16,342)	(14,697)	(12,741)
Accumulated depreciation | Lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(7,660)	(7,164)
Depreciation charge for the year	(711)	(623)
Disposals	303	127
Property, plant and equipment at end of period	(8,068)	(7,660)	(7,164)
Accumulated depreciation | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(687)	(653)
Depreciation charge for the year	(27)	(34)
Disposals	14	0
Property, plant and equipment at end of period	(700)	(687)	(653)
Accumulated depreciation | IT hardware
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,172)	(1,012)
Depreciation charge for the year	(120)	(165)
Disposals	167	5
Property, plant and equipment at end of period	(1,125)	(1,172)	(1,012)
Accumulated depreciation | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(4,815)	(3,615)
Depreciation charge for the year	(1,200)	(1,200)
Disposals	0	0
Property, plant and equipment at end of period	(6,015)	(4,815)	(3,615)
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(364)	(298)
Depreciation charge for the year	(70)	(66)
Disposals	0	0
Property, plant and equipment at end of period	SFr (434)	SFr (364)	SFr (298)